Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 878	$ 1,707	$ 2,152
Depreciation and amortization	2,114	2,138	2,135
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	71,615	72,691	67,912
Capital expenditure	711	1,644	2,050
Depreciation and amortization	1,849	1,802	1,750
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	28,554	27,708	23,075
Capital expenditure	167	63	102
Depreciation and amortization	265	336	385
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	100,169	100,399	90,987
Capital expenditure	878	1,707	2,152
Depreciation and amortization	$ 2,114	$ 2,138	$ 2,135